Cash flow statement - Cash and cash equivalents (Details) $ in Millions	Dec. 31, 2025 USD ($) item		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash at bank and other short-term liquid investments with original maturities of three months or less	$ 557		$ 619		$ 302
Bank overdrafts	(4)		(2)		(2)
Total cash and cash equivalents if different from statement of financial position	$ 553	[1]	$ 617	[1]	$ 300	[1]	$ 344
Minimum
Cash and cash equivalents if different from statement of financial position [abstract]
Number of countries in which the company operates | item	100

[1]	Cash and cash equivalents is net of bank overdrafts of $4m (2024: $2m, 2023: $2m).